Related Party Transactions - Part 5 (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 19, 2016	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2017
Related Party Transaction [Line Items]
Sales		$ 1,295	$ 1,381
Rovi License Agreement
Related Party Transaction [Line Items]
Agreement term	10 years
Payments to Related Parties		0		$ 0
EchoStar
Related Party Transaction [Line Items]
Purchases from NagraStar		1,000	1,000
NagraStar L.L.C
Related Party Transaction [Line Items]
Interest on equity method investment				50.00%			50.00%
Purchases from NagraStar		11,770	14,092	$ 53,902	$ 56,284	$ 72,162
Amounts payable to NagraStar		7,893		9,038	9,630
Commitments to NagraStar		$ 4,171		$ 3,260	4,893
Dish Mexico
Related Party Transaction [Line Items]
Interest on equity method investment		49.00%		49.00%
Amounts receivable		$ 2,942		$ 3,343
Dish Mexico | Digital receivers and related components
Related Party Transaction [Line Items]
Sales				5,095	5,620	5,426
Dish Mexico | Uplink services
Related Party Transaction [Line Items]
Sales		$ 1,295	$ 1,381	$ 5,095	$ 5,620	$ 6,653